UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 88.8%
	AIRCRAFT PARTS MANUFACTURING – 0.6%
1,409	B/E Aerospace, Inc.*	$136,321

	ANALYTICAL LAB EQUIPMENT – 0.0%
8	Nordion, Inc.*1	96

	CABLE & SATELLITE – 2.8%
4,249	Time Warner Cable, Inc.	599,789

	CABLE VIDEO SERVICE – 3.4%
8,882	DIRECTV*	732,232
136	DISH Network Corp. - Class A*	7,978
		740,210
	CASUAL FAMILY FULL SERVICE EATING PLACES – 4.2%
20,192	Bob Evans Farms, Inc.2	901,977

	COMMERCIAL PROFITABLE SPECIALTY PHARMACEUTICALS – 4.8%
491	Allergan, Inc.	82,223
9,520	Forest Laboratories, Inc.*	902,305
286	Valeant Pharmaceuticals International, Inc.*1	37,526
		1,022,054
	COMMUNICATION ICS – 1.0%
30,695	PMC-Sierra, Inc.*	217,014

	COMMUNICATIONS SOFTWARE – 4.3%
57,321	Nuance Communications, Inc.*2	927,740

	CONVENIENCE STORES WITH FUEL – 0.9%
2,375	Susser Holdings Corp.*	188,361

	CRUDE OIL & NATURAL GAS EXPLORATION & PRODUCTION – 9.7%
6,911	Anadarko Petroleum Corp.	710,865
7,517	Stone Energy Corp.*	333,680
103,382	Triangle Petroleum Corp.*	1,038,989
		2,083,534
	DATA NETWORKING EQUIPMENT – 1.4%
12,409	Juniper Networks, Inc.*	303,524

	DRILLING & DRILLING SUPPORT – 1.2%
10,001	Nabors Industries Ltd.1	262,326

	ELECTRONIC AUCTIONS – 4.6%
19,292	eBay, Inc.*	978,683

	ENGINEERING SERVICES – 2.4%
11,550	URS Corp.	519,750

	EXPLORATION & PRODUCTION – 4.1%
3,720	EPL Oil & Gas, Inc.*	141,025
22,973	QEP Resources, Inc.	733,758
		874,783

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FITNESS & RECREATIONAL SPORTS CENTERS – 1.9%
7,632	Life Time Fitness, Inc.*	$406,022

	FOOD MANUFACTURING – 0.3%
2,071	Pinnacle Foods, Inc.	64,843

	FRONT END CAPITAL EQUIPMENT – 1.4%
19,382	Tokyo Electron Ltd. - ADR1	292,862

	INTEGRATED UTILITIES – 0.6%
2,152	UNS Energy Corp.	130,347

	INTERNET ADVERTISING PORTALS – 4.4%
14,246	IAC/InterActiveCorp	943,228

	LARGE PHARMACEUTICALS – 0.1%
284	AstraZeneca PLC - ADR1	20,505

	MEAT & DAIRY PRODUCTS – 0.1%
179	Hillshire Brands Co.	9,537
260	Tyson Foods, Inc. - Class A	11,040
		20,577

	MEN'S CLOTHING STORES – 0.8%
2,569	Jos A Bank Clothiers, Inc.*	166,857

	MUNITIONS & SMALL ARMS MANUFACTURING – 5.8%
9,922	Alliant Techsystems, Inc.	1,253,049

	OFFICE REIT – 1.9%
15,420	CommonWealth REIT - REIT	405,700

	OILFIELD SERVICES – 1.1%
3,708	Dresser-Rand Group, Inc.*	226,930

	OUT OF HOME DISPLAY ADVERTISING – 6.0%
25,965	Lamar Advertising Co. - Class A2	1,281,113

	PASSENGER CAR RENTAL & LEASING – 2.7%
19,570	Hertz Global Holdings, Inc.*	577,706

	PHARMACY DRUGSTORES – 2.7%
8,121	Walgreen Co.	583,981

	POWER PLANTS & RELATED INFRASTRUCTURE CONSTRUCTION – 3.0%
19,330	Foster Wheeler A.G.1	654,514

	PROFESSIONAL SERVICES – 0.8%
7,632	Civeo Corp.*3	175,994

	PUBLISHING – 3.1%
8,364	Tribune Co.*	662,429

	SECURITIES & COMMODITIES BROKERAGE ACTIVITIES – 0.0%
1,169	SWS Group, Inc.*	8,393

	SNACK FOODS & CONFECTIONARY – 0.8%
4,421	Mondelez International, Inc. - Class A	166,318

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SPECIALTY PHARMACEUTICALS – 0.7%
1,622	Questcor Pharmaceuticals, Inc.	$146,191

	SUPERMARKETS – 1.0%
6,253	Safeway, Inc.	214,728

	TELECOMMUNICATIONS EQUIPMENT – 2.0%
15,264	Knowles Corp.*	430,597

	WIRELESS TELECOM SERVICES – 0.3%
137,376	NII Holdings, Inc.*	68,688

	WOMEN'S CLOTHING STORES – 1.9%
27,512	Chico's FAS, Inc.	417,082

	TOTAL COMMON STOCKS (Cost $18,405,065)	19,074,816

Principal Amount

	CORPORATE BONDS – 4.0%
	CONSUMER FINANCE – 1.0%
$194,000	National Money Mart Co. 10.375%, 12/15/20161, 4	203,700

	CRUDE OIL & NATURAL GAS EXPLORATION & PRODUCTION – 0.1%
30,000	Forest Oil Corp. 7.250%, 6/15/20194	29,813

	FOOD PRODUCT WHOLESALERS – 2.9%
589,000	U.S. Foods, Inc. 8.500%, 6/30/20194	632,291

	TOTAL CORPORATE BONDS (Cost $863,840)	865,804

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.4%
	CALL OPTIONS – 0.3%
	Applied Materials, Inc.
19	Exercise Price: $21.00, Expiration Date: October 18, 2014	2,213
14	Exercise Price: $20.00, Expiration Date: January 17, 2015	2,779
	Chicago Board Options Exchange SPX Volatility Index
15	Exercise Price: $15.00, Expiration Date: July 16, 2014	1,837
	Comcast Corp. - Class A
26	Exercise Price: $55.00, Expiration Date: January 17, 2015	4,524
	DIRECTV
7	Exercise Price: $82.50, Expiration Date: June 21, 2014	732
	DISH Network Corp. - Class A
15	Exercise Price: $65.00, Expiration Date: September 20, 2014	3,750
	Fidelity National Financial, Inc. - Class A
22	Exercise Price: $36.00, Expiration Date: June 21, 2014	110

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Hillshire Brands Co.
9	Exercise Price: $55.00, Expiration Date: June 21, 2014	$743
2	Exercise Price: $57.50, Expiration Date: June 21, 2014	75
15	Exercise Price: $60.00, Expiration Date: June 21, 2014	300
8	Exercise Price: $55.00, Expiration Date: July 19, 2014	900
	Men's Wearhouse, Inc.
15	Exercise Price: $55.00, Expiration Date: August 16, 2014	1,612
	Mylan, Inc.
8	Exercise Price: $52.50, Expiration Date: July 19, 2014	1,160
5	Exercise Price: $55.00, Expiration Date: July 19, 2014	423
	Pfizer, Inc.
39	Exercise Price: $32.00, Expiration Date: July 19, 2014	351
	Pinnacle Foods, Inc.
7	Exercise Price: $32.50, Expiration Date: December 20, 2014	1,155
	QEP Resources, Inc.
966	Exercise Price: $35.00, Expiration Date: June 21, 2014	4,830
	Questcor Pharmaceuticals, Inc.
4	Exercise Price: $80.00, Expiration Date: July 19, 2014	6,420
8	Exercise Price: $80.00, Expiration Date: October 18, 2014	14,600
5	Exercise Price: $85.00, Expiration Date: October 18, 2014	7,550
	Shire PLC
4	Exercise Price: $180.00, Expiration Date: July 19, 2014	2,100
	Sirius XM Holdings, Inc.
71	Exercise Price: $3.50, Expiration Date: July 19, 2014	355
	T-Mobile U.S., Inc.
11	Exercise Price: $30.00, Expiration Date: June 21, 2014	5,280
	Valeant Pharmaceuticals International, Inc.
4	Exercise Price: $150.00, Expiration Date: July 19, 2014	640
	Verizon Communications, Inc.
40	Exercise Price: $52.50, Expiration Date: July 19, 2014	460
		64,899
	PUT OPTIONS – 0.1%
	Allergan, Inc.
15	Exercise Price: $150.00, Expiration Date: July 19, 2014	2,962
	AT&T, Inc.
9	Exercise Price: $34.00, Expiration Date: July 19, 2014	284
49	Exercise Price: $35.00, Expiration Date: July 19, 2014	3,160
	DFC Global Corp.
110	Exercise Price: $7.50, Expiration Date: July 19, 2014	1,925
41	Exercise Price: $5.00, Expiration Date: October 18, 2014	205
2	Exercise Price: $7.50, Expiration Date: October 18, 201	60
	DIRECTV
4	Exercise Price: $77.50, Expiration Date: June 21, 2014	42

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
15	Exercise Price: $80.00, Expiration Date: June 21, 2014	$413
	Forest Laboratories, Inc.
7	Exercise Price: $82.50, Expiration Date: June 21, 2014	161
	Forest Oil Corp.
69	Exercise Price: $1.50, Expiration Date: January 17, 2015	690
	Gentiva Health Services, Inc.
7	Exercise Price: $12.50, Expiration Date: November 22, 2014	805
	SPDR S&P 500 ETF Trust
3	Exercise Price: $190.00, Expiration Date: July 19, 2014	702
	Sprint Corp.
23	Exercise Price: $8.00, Expiration Date: June 21, 2014	127
	Tower Group International Ltd.
38	Exercise Price: $2.00, Expiration Date: July 19, 2014	380
6	Exercise Price: $2.00, Expiration Date: October 18, 2014	120
		12,036

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $105,086)	76,935

Number of Shares

	SHORT-TERM INVESTMENTS – 2.2%
473,844	Fidelity Institutional Money Market Portfolio, 0.048%5	473,844

	TOTAL SHORT-TERM INVESTMENTS (Cost $473,844)	473,844

	TOTAL INVESTMENTS – 95.4% (Cost $19,847,835)	20,491,399
	Other Assets in Excess of Liabilities – 4.6%	985,208

	TOTAL NET ASSETS – 100.0%	$21,476,607

	SECURITIES SOLD SHORT – (10.7)%
	COMMON STOCKS – (10.7)%
	CABLE & SATELLITE – (4.8)%
(12,213)	Comcast Corp. - Class A	(637,519)
(6,412)	Liberty Global PLC*1	(274,433)
(2,599)	Liberty Global PLC - Class A*1	(117,007)
		(1,028,959)
	CRUDE OIL & NATURAL GAS EXPLORATION & PRODUCTION – (0.2)%
(2,161)	Energy XXI Bermuda Ltd.1	(46,353)

	FRONT END CAPITAL EQUIPMENT – (1.5)%
(15,741)	Applied Materials, Inc.	(317,811)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	GENERIC PHARMACEUTICALS – (3.1)%
(3,148)	Actavis PLC*1	$(665,928)

	MIDSTREAM - OIL & GAS – (0.4)%
(1,722)	Energy Transfer Partners LP	(96,983)

	SPECIALTY PHARMACEUTICALS – (0.5)%
(1,264)	Mallinckrodt PLC*1	(98,289)

	WIRELESS TELECOM SERVICES – (0.2)%
(1,266)	AT&T, Inc.	(44,905)

	TOTAL COMMON STOCKS (Proceeds $2,264,161)	(2,299,228)

	TOTAL SECURITIES SOLD SHORT (Proceeds $2,264,161)	$(2,299,228)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
	Comcast Corp. - Class A
(26)	Exercise Price: $60.00, Expiration Date: January 17, 2015	(1,547)
	DIRECTV
(7)	Exercise Price: $85.00, Expiration Date: June 21, 2014	(192)
	DISH Network Corp. - Class A
(15)	Exercise Price: $75.00, Expiration Date: September 20, 2014	(1,238)
	Mylan, Inc.
(10)	Exercise Price: $57.50, Expiration Date: July 19, 2014	(490)
(5)	Exercise Price: $60.00, Expiration Date: July 19, 2014	(142)
	Pinnacle Foods, Inc.
(7)	Exercise Price: $37.50, Expiration Date: December 20, 2014	(403)
	Questcor Pharmaceuticals, Inc.
(5)	Exercise Price: $90.00, Expiration Date: July 19, 2014	(4,725)
(8)	Exercise Price: $90.00, Expiration Date: October 18, 2014	(9,840)
(5)	Exercise Price: $95.00, Expiration Date: October 18, 2014	(4,850)
	Shire PLC
(4)	Exercise Price: $195.00, Expiration Date: July 19, 201	(710)
	T-Mobile U.S., Inc.
(11)	Exercise Price: $33.00, Expiration Date: June 21, 2014	(2,459)
	Valeant Pharmaceuticals International, Inc.
(3)	Exercise Price: $165.00, Expiration Date: July 19, 2014	(187)
		(26,783)
	PUT OPTIONS – 0.0%
	Allergan, Inc.
(15)	Exercise Price: $140.00, Expiration Date: July 19, 2014	(1,575)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Number of Contracts		Value

		SECURITIES SOLD SHORT (Continued)
		WRITTEN OPTIONS CONTRACTS (Continued)
		PUT OPTIONS (Continued)
		AT&T, Inc.
(49)	Exercise Price: $33.00, Expiration Date: July 19, 2014	$(760)
		SPDR S&P 500 ETF Trust
(3)	Exercise Price: $180.00, Expiration Date: July 19, 2014	(181)
		(2,516)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $19,274)	$(29,299)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	All or a portion of this security is segregated as collateral for securities sold short.
3	When-issued security.
4	Callable.
5	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

SWAP CONTRACTS
EQUITY SWAPS
		Pay/Receive						Unrealized
		Total Return on	Financing	Termination		Notional	Number of	Appreciation
Counterparty	Reference Entity	Reference Entity	Rate6	Date	Ccy	Amount	Units	(Depreciation)

Morgan Stanley	AMEC PLC	Receive	0.09	3/1/16		$319,205	(17,225)	$(38,094)
Morgan Stanley	Ziggo N.V.	Pay	0.15	11/2/15		507,980	11,391	29,142
TOTAL SWAP CONTRACTS								$(8,952)

6	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Schedule of Investments.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Note 1 – Organization
Ramius Event Driven Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on September 30, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
May 31, 2014 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(c) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(d) Swap Contracts
Swap agreements are over-the-counter contracts entered into primarily by institutional investors.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investment or instrument.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of swaps or securities or commodities representing a particular index.

The Fund may also enter into total return swap contracts, which are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
May 31, 2014 (Unaudited)

(e) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Daylight Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At May 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$19,847,835

Gross unrealized appreciation	$859,926
Gross unrealized depreciation	(216,362)

Net unrealized appreciation on investments	$643,564

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
May 31, 2014 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks**	$19,074,816	$-	$-	$19,074,816
Corporate Bonds**	-	865,804	-	865,804
Purchased Options Contracts	76,935	-	-	76,935
Short-Term Investments	473,844	-	-	473,844
Total Investments	$19,625,595	$865,804	$-	$20,491,399
Other Financial Instruments***
Equity Swaps	$-	$29,142	$-	$29,142
Total Assets	$19,625,595	$894,946	$-	$20,520,541

Liabilities
Securities Sold Short
Common Stocks**	$2,299,228	-	-	$2,299,228
Written Options Contracts	29,299	-	-	29,299
Total Securities Sold Short	$2,328,527	$-	$-	$2,328,527
Other Financial Instruments***
Equity Swaps	$-	$38,094	$-	$38,094
Total Liabilities	$2,328,527	$38,094	$-	$2,366,621

*	The Fund did not hold any Level 3 securities at period end.
**	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swaps contracts.  Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
May 31, 2014 (Unaudited)

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	7/30/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	7/30/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	7/30/2014